GOING CONCERN	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Substantial Doubt about Going Concern [Text Block]
NOTE 2. GOING CONCERN

The Company’s net loss from operations for the year ended December 31, 2017 was $745,660 as compared to net gain of $749,561 for the year ended December 31, 2016. Net cash used in operations for the year ended December 31, 2017 was $875,222 and net cash provided by operations for the year ended December 31, 2016 was $1,242,537. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The Company’s operating results for future periods are subject to numerous uncertainties and it is uncertain if the Company will be able to reduce or eliminate its net losses for the foreseeable future. If management is not able to increase revenue and/or manage operating expenses in line with revenue forecasts, the company may not be able to achieve profitability.

The net cash used in operating activities was $875,222 for the year ended December 31, 2017, including $380,233 IPO related expenses and $104,743 for selling expenses. If we have limited sales in 2018, we will reduce the selling expenses and general expenses to cut the operating cash outflow. Meanwhile, we have received the repayment of the prepaid deposit in the amount of $767,731 on April 20, 2018. Our shareholders may also provide interest free loans for our operation needs.

The Company continues to have ongoing obligations and it expects that it will require additional capital in order to execute its longer-term business plan. If the Company encounters unforeseen circumstances that place constraints on its capital resources, management will be required to take various measures to conserve liquidity, which could include, but not necessarily be limited to, seeking financial support from shareholders, curtailing the Company’s business development activities, suspending the pursuit of its business plan, controlling overhead expenses and seeking to further dispose of non-core assets. Management cannot provide any assurance that the Company will raise additional capital if needed.

These material uncertainties cast substantial doubt upon the Company’s ability to continue as a going concern. These consolidated financial statements do not reflect the adjustments to the carrying values of assets and liabilities, the reported revenues and expenses, and the balance sheet classifications used that would be necessary if the going concern assumptions were not appropriate.